COMMITMENTS AND CONTINGENCIES - Additional information (Details)		9 Months Ended	10 Months Ended
	Jul. 13, 2021 shares	Sep. 30, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Cash underwriting discount per unit		$ 0.20
Aggregate underwriting discount | $		$ 2,875,000	$ 2,875,000
Deferred fee per unit		$ 0.35
Deferred underwriting fees | $		$ 5,031,250	$ 5,031,250
Maximum number of demands for registration of securities | item		3
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	1,875,000		1,875,000
Cash underwriting discount per unit			$ 0.20
Deferred fee per unit			$ 0.35
Underwriting option period		45 days	45 days